Cover	12 Months Ended
Aug. 31, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	WD-40 COMPANY
Entity Central Index Key	0000105132